Schedule of investments
Macquarie Smid Cap Core Fund
June 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 90.56%♣
Communication Services — 2.20%
IMAX †	96,826	$ 2,707,255
Interpublic Group	83,398	2,041,583
Nexstar Media Group	9,329	1,613,451
Yelp †	46,531	1,594,617
		7,956,906
Consumer Discretionary — 8.33%
Aramark	72,566	3,038,338
BorgWarner	58,210	1,948,871
Brinker International †	16,203	2,921,887
Dick's Sporting Goods	24,601	4,866,324
KB Home	22,441	1,188,700
La-Z-Boy	40,802	1,516,610
Life Time Group Holdings †	48,995	1,486,018
Malibu Boats Class A †	33,059	1,036,069
Steven Madden	64,735	1,552,345
Taylor Morrison Home †	24,286	1,491,646
Texas Roadhouse	19,366	3,629,382
Toll Brothers	19,313	2,204,193
Wendy's	94,378	1,077,797
YETI Holdings †	67,690	2,133,589
		30,091,769
Consumer Staples — 3.53%
BJ's Wholesale Club Holdings †	41,121	4,434,077
Casey's General Stores	12,730	6,495,737
J & J Snack Foods	16,150	1,831,572
		12,761,386
Energy — 3.46%
Expand Energy	38,300	4,478,802
International Seaways	20,823	759,623
Liberty Energy	257,437	2,955,377
Permian Resources	317,279	4,321,340
		12,515,142
Financials — 16.07%
Axis Capital Holdings	57,942	6,015,538
Columbia Banking System	162,043	3,788,565
East West Bancorp	68,220	6,888,856
Essent Group	45,809	2,781,980
Hamilton Lane Class A	13,935	1,980,442
Kemper	70,172	4,528,901
Old National Bancorp	186,711	3,984,413
Pinnacle Financial Partners	43,454	4,797,756
Reinsurance Group of America	22,949	4,552,164
SouthState	46,823	4,309,121
Stifel Financial	39,217	4,069,940
Synovus Financial	31,969	1,654,396
Webster Financial	101,858	5,561,447
WSFS Financial	57,300	3,151,500
		58,065,019
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare — 11.87%
Amicus Therapeutics †	130,429	$ 747,358
Axsome Therapeutics †	22,851	2,385,416
Bio-Techne	37,544	1,931,639
Blueprint Medicines †	23,060	2,955,831
Encompass Health	30,103	3,691,531
Exact Sciences †	43,787	2,326,841
Glaukos †	19,998	2,065,594
Halozyme Therapeutics †	47,278	2,459,402
Insmed †	43,802	4,408,233
Inspire Medical Systems †	11,605	1,505,981
Lantheus Holdings †	26,377	2,159,221
Ligand Pharmaceuticals †	22,477	2,555,185
Natera †	16,577	2,800,518
Neurocrine Biosciences †	26,224	3,296,095
OmniAb 12.5 =, †	10,854	0
OmniAb 15 =, †	10,854	0
Repligen †	17,348	2,157,744
Supernus Pharmaceuticals †	56,637	1,785,198
TransMedics Group †	19,111	2,561,065
Ultragenyx Pharmaceutical †	30,335	1,102,981
		42,895,833
Industrials — 21.49%
ABM Industries	49,648	2,343,882
API Group †	34,025	1,736,976
Applied Industrial Technologies	10,743	2,497,210
Arcosa	34,008	2,948,834
ATI †	592	51,113
Atkore	7,938	560,026
Boise Cascade	27,644	2,400,052
Carlisle	4,561	1,703,077
Casella Waste Systems Class A †	25,115	2,897,769
Chart Industries †	12,337	2,031,287
Clean Harbors †	14,063	3,251,084
ExlService Holdings †	99,815	4,370,899
Federal Signal	36,997	3,937,221
FTAI Aviation	6,281	722,566
Gates Industrial †	97,107	2,236,374
Graco	28,606	2,459,258
Kadant	7,192	2,283,100
KBR	51,049	2,447,289
Kirby †	36,755	4,168,385
Knight-Swift Transportation Holdings	52,071	2,303,100
Lincoln Electric Holdings	19,683	4,080,680
Quanta Services	4,542	1,717,239
Regal Rexnord	15,289	2,216,294
Saia †	3,489	955,951
SPX Technologies †	7,360	1,234,125
Tecnoglass	19,937	1,542,326
NQ- IV065 [0625] 0825 (4730784)    1

Schedule of investments
Macquarie Smid Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Tetra Tech	75,276	$ 2,706,925
UL Solutions Class A	24,150	1,759,569
WESCO International	22,578	4,181,446
WillScot Holdings	85,321	2,337,795
WNS Holdings †	49,479	3,129,052
XPO †	11,985	1,513,586
Zurn Elkay Water Solutions	80,191	2,932,585
		77,657,075
Information Technology — 12.64%
ASGN †	28,731	1,434,539
Astera Labs †	18,224	1,647,814
Box Class A †	51,305	1,753,092
Coherent †	49,423	4,409,026
Dynatrace †	52,053	2,873,846
Guidewire Software †	25,326	5,963,007
MACOM Technology Solutions Holdings †	29,482	4,224,476
Procore Technologies †	31,887	2,181,708
PTC †	9,553	1,646,364
Q2 Holdings †	39,209	3,669,570
Rapid7 †	32,924	761,532
Rubrik Class A †	15,441	1,383,359
Semtech †	99,554	4,493,867
Silicon Laboratories †	19,024	2,803,377
SPS Commerce †	11,400	1,551,426
Varonis Systems †	70,761	3,591,121
Workiva †	18,482	1,265,093
		45,653,217
Materials — 3.71%
Carpenter Technology	4,734	1,308,383
Huntsman	166,368	1,733,554
Kaiser Aluminum	28,102	2,245,350
Minerals Technologies	59,752	3,290,543
Reliance	15,307	4,804,867
		13,382,697
Real Estate — 5.62%
Brixmor Property Group	126,520	3,294,581
Camden Property Trust	33,270	3,749,196
First Industrial Realty Trust	67,709	3,258,834
Healthpeak Properties	145,005	2,539,038
Jones Lang LaSalle †	10,225	2,615,351
Kite Realty Group Trust	127,446	2,886,652
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate (continued)
Terreno Realty	34,860	$ 1,954,600
		20,298,252
Utilities — 1.64%
Black Hills	46,990	2,636,139
Spire	45,148	3,295,353
		5,931,492
Total Common Stocks (cost $261,413,133)		327,208,788

Short-Term Investments — 2.20%
Money Market Mutual Funds — 2.20%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	1,987,566	1,987,566
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,987,566	1,987,566
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	1,987,566	1,987,566
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	1,987,564	1,987,564
Total Short-Term Investments (cost $7,950,262)		7,950,262

Total Value of Securities—92.76% (cost $269,363,395)		335,159,050
Receivables and Other Assets Net of Liabilities—7.24%		26,164,505
Net Assets Applicable to 19,825,289 Shares Outstanding—100.00%		$361,323,555
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV065 [0625] 0825 (4730784)